Schedule H, Line 4i, Schedule of Assets (Held at End of Year) (Details) - EBP 030 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	05-0315468
Plan number	030
Adjustment to bring Security-backed (Synthetic) Investment Contracts Fund to Contract Value:	$ 6,671
Total Security-backed (Synthetic) Investment Contracts Fund at Contract Value (in Managed Income Fund):	300,115
Notes receivable from participants	83,950
TOTAL ASSETS	$ 6,737,407
Textron Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	13,383,682	14,136,280
Current Value	$ 1,166,655
Total Common Collective Trust Funds (outside Textron Managed Income Fund)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,694,325
Total Security-backed (Synthetic) Investment Contracts Fund at Fair Market Value (in Managed Income Fund):
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	293,444
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 483,859
Investment, Identifier [Axis]: Fidelity® Diversified International Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	7,131,000
Current Value	$ 171,294
Investment, Identifier [Axis]: Galliard Intermediate Core Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,703
Current Value	$ 57,669
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,223
Current Value	$ 39,462
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,397
Current Value	$ 42,005
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund J
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	2,273
Current Value	$ 40,696
Investment, Identifier [Axis]: Galliard Short Core Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	6,452
Current Value	$ 113,612
Investment, Identifier [Axis]: JPMCB U.S. Active Core Equity Fund CF-C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	4,727,000
Current Value	$ 509,603
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.57%
Adjustment to bring Security-backed (Synthetic) Investment Contracts Fund to Contract Value:	$ 1,630
Investment, Identifier [Axis]: Pacific Life Insurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.46%
Adjustment to bring Security-backed (Synthetic) Investment Contracts Fund to Contract Value:	$ 1,730
Investment, Identifier [Axis]: Prudential Insurance Company of America
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.56%
Adjustment to bring Security-backed (Synthetic) Investment Contracts Fund to Contract Value:	$ 1,625
Investment, Identifier [Axis]: State Street Real Asset Non-Lending Series Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	773,000
Current Value	$ 15,863
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	7,317,000
Current Value	$ 1,017,869
Investment, Identifier [Axis]: Vanguard Institutional Small/Mid Cap Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	334,000
Current Value	$ 47,026
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	455,000
Current Value	$ 58,421
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	319,000
Current Value	$ 35,134
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,370,000
Current Value	$ 77,937
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,744,000
Current Value	$ 233,116
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	5,803,000
Current Value	$ 385,677
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	5,452,000
Current Value	$ 385,491
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	5,160,000
Current Value	$ 386,665
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,611,000
Current Value	$ 285,617
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,005,000
Current Value	$ 244,113
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	2,457,000
Current Value	$ 199,465
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,694,000
Current Value	$ 137,728
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,368,000
Current Value	$ 66,812
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	262,000
Current Value	$ 7,801
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,318,000
Current Value	$ 66,028
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.49%
Adjustment to bring Security-backed (Synthetic) Investment Contracts Fund to Contract Value:	$ 1,686
Investment, Identifier [Axis]: Wellington Core Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10,402,000
Current Value	$ 96,221
Investment, Identifier [Axis]: Wellington SMID Cap Research Equity Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	12,347,000
Current Value	$ 266,444
Investment, Identifier [Axis]: Wells Fargo/BlackRock Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,503
Rate of Interest	3.88%